Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 15,771	$ 1,499	$ 6,164
Interest, amortization and write off of financing fees on loan from affiliate and related party	2,934	15,239	1,563
Amortization and write-off of financing fees and other fees	2,247	387	572
Commissions, commitment fees and other financial expenses and related party	911	778	558
Capitalized interest and finance costs	(84)	(3,196)	0
Total	$ 21,779	$ 14,707	$ 8,857